LONG TERM DEBT (Details) - USD ($)	Sep. 27, 2020	Dec. 29, 2019	Dec. 30, 2018
Notes payable to bank	$ 3,297,384	$ 3,558,082	$ 3,834,982
Less - unamortized debt issuance costs	(55,498)	(59,381)	(64,557)
Current maturities	(240,680)	(277,666)	(254,397)
Notes payable to bank, Total	3,001,206	3,221,035	3,516,028
October 30, 2015 [Member] | Long Term Debt [Member]
Notes payable to bank, Total	683,311	699,311	747,456
November 16, 2015 [Member] | Long Term Debt [Member]
Notes payable to bank, Total	1,474,383	1,509,435	1,612,400
October 10, 2015 [Member] | Long Term Debt [Member]
Notes payable to bank, Total	405,128	414,562	443,406
March 11, 2016 [Member] | Long Term Debt [Member]
Notes payable to bank, Total	375,812	384,208	409,352
December 30, 2015 [Member] | Long Term Debt [Member]
Notes payable to bank, Total			36,419
November 10, 2016 [Member] | Long Term Debt [Member]
Notes payable to bank, Total	143,698	151,234	160,949
December 28, 2018 [Member] | Long Term Debt [Member]
Notes payable to bank, Total	187,552	192,068	200,000
December 26, 2017 [Member] | Long Term Debt [Member] | Shareholders [Member]
Unsecured notes payable	0	207,264	225,000
April 29, 2020 [Member] | Long Term Debt [Member]
Notes payable to bank, Total	$ 27,500	$ 0	$ 0